SHORT-TERM BORROWINGS	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
SHORT-TERM BORROWINGS

18. SHORT-TERM BORROWINGS

	Annual			As of December 31,
	Interest	Maturity		2024	2025
	Rate	Date	Guarantee	RMB	RMB

Bank of China	2.40%	March 19, 2026	Hua Wang	-	50
Bank of China	2.40%	March 19, 2026	Xiaoqun Yu	-	10,004
Bank of China	2.50%	July 27, 2026	Hua Wang	-	10,007
Bank of China	2.50%	July 27, 2026	Xiaoqun Yu	-	10,007
Agricultural Bank of China	2.30%	October 15, 2026	Xiaoqun Yu	-	10,007
Total short-term borrowings				-	40,075

The weighted average interest rate for the short-term borrowings for the year ended December 31, 2025, was approximately 2.42%. In March 2026, the Group repaid borrowings of RMB 10,054 matured on March 19, 2026.

YUNJI INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)